INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of inventory, net
	June 30, 2024	December 31, 2023
	$	$
Raw materials, parts and supplies	1,672	1,380
Finished products	1,110	1,123

	2,782	2,503